Restructuring and Other Infrequent Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring and other infrequent expenses	$ (0.7)	$ 4.4	$ 13.2
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Reversal of previously accrued payments	(0.9)
European and North American Manufacturing and Administrative Headcount Reductions [Member] | Severance and Related Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		2.2	12.9
European and North American Manufacturing and Administrative Headcount Reductions [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Accrued restructuring reserve	0.3	1.5
Number of employees terminated		611
Employees expected to be terminated	653
Severance costs paid	0.6
Employees expected to be terminated in the first quarter 2012	2
European and North American Manufacturing and Administrative Headcount Reductions [Member] | Employee Severance [Member] | France [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs	0.2
Randers, Denmark Closure [Member] | Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		2.2	0.4
Number of employees terminated		79
Severance costs paid	$ 0.8	$ 1.9